Commitments and Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Standby letters of credit and financial guarantees written
Commitments and contingencies	$ 4,892	$ 4,745
Commitments to extend credit
Commitments and contingencies	$ 304,258	$ 299,039